Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Income Tax Disclosure [Abstract]
2024	¥ 17,360
2025	21,183
2026	24,810
2027	13,686
2028	7,993
Thereafter	279,892
Indefinite period	92,061
Total	¥ 456,985